Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Translation of Amounts from Exchange Rates	Translation of amounts from VND into $ has been made at the following exchange rates for the respective periods:
	June 30, 2024	December 31, 2023
VND exchange rate for balance sheet items, except for equity accounts	25,455	24,270
	For the Six Months Ended June 30,
	2024	2023
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows	24,962	23,527